GOODWILL (Details) In Thousands, unless otherwise specified					12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Audi [Member] CNY	Dec. 31, 2012 Audi [Member] CNY	Dec. 31, 2011 Audi [Member] CNY	Dec. 31, 2013 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] CNY	Dec. 31, 2013 FAW Volkswagen [Member] USD ($)	Dec. 31, 2011 FAW Volkswagen [Member] CNY	Dec. 31, 2013 FAW Mazda [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] CNY	Dec. 31, 2013 FAW Mazda [Member] USD ($)	Dec. 31, 2011 FAW Mazda [Member] CNY	Dec. 31, 2013 Toyota [Member] CNY	Dec. 31, 2012 Toyota [Member] CNY	Dec. 31, 2013 Toyota [Member] USD ($)	Dec. 31, 2011 Toyota [Member] CNY	Dec. 31, 2013 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen [Member] CNY	Dec. 31, 2013 Chang An Mazda [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] CNY	Dec. 31, 2011 Chang An Mazda [Member] CNY	Dec. 31, 2013 GAC Honda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] CNY	Dec. 31, 2013 GAC Honda [Member] USD ($)	Dec. 31, 2011 GAC Honda [Member] CNY
Goodwill [Line Items]
Goodwill	$ 12,163	73,634	73,634	73,634				34,175	34,175	$ 5,645	34,175	9,620	9,620	$ 1,589	9,620	15,735	15,735	$ 2,599	15,735							14,104	14,104	$ 2,330	14,104
Goodwill acquired
Impairment loss